NOTE 6 - RELATED PARTY TRANSACTIONS (Details Narrative) (Annual Report [Member], USD $)	10 Months Ended	12 Months Ended		22 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Rent Expense	$ 1,910	$ 4,584	$ 1,910	$ 6,494
Minimum [Member]
Monthly Rental Cost		322
Maximum [Member]
Monthly Rental Cost		$ 400